Basis of Presentation and General Information (Tables)	9 Months Ended
Sep. 30, 2019
Basis of Presentation and General information [Abstract]
Vessel Owning Subsidiaries
As of September 30, 2019, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel Owning Subsidiaries:

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co.	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co.	Marshall Islands	Magic Sun	75,311	2001	September 2019